Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2021

	Shares	Value
COMMON STOCKS† - 11.6%
Financial - 3.1%
Fifth Third Bancorp	125,000	$3,616,250
PNC Financial Services Group, Inc.	25,000	3,588,000
Gaming and Leisure Properties, Inc. REIT	76,735	3,156,111
Visa, Inc. — Class A	15,000	2,898,750
Lamar Advertising Co. — Class A REIT	35,000	2,827,300
Citigroup, Inc.	40,000	2,319,600
Ventas, Inc. REIT	50,000	2,303,500
Total Financial		20,709,511
Consumer, Cyclical - 2.7%
Caesars Entertainment, Inc.*	40,000	2,815,600
Hanesbrands, Inc.	175,000	2,675,750
Penn National Gaming, Inc.*,1	25,000	2,593,000
Las Vegas Sands Corp.	50,000	2,404,500
Six Flags Entertainment Corp.	70,000	2,394,000
Live Nation Entertainment, Inc.*	35,000	2,325,750
Bloomin’ Brands, Inc.[1]	75,000	1,580,250
Spirit Airlines, Inc.*	50,000	1,297,000
Cedar Fair, LP	3,875	155,387
Total Consumer, Cyclical		18,241,237
Consumer, Non-cyclical - 2.1%
Medtronic plc	45,000	5,009,850
Vertex Pharmaceuticals, Inc.*	15,000	3,436,200
Humana, Inc.[1]	8,000	3,064,880
United Rentals, Inc.*,1	10,000	2,430,100
Total Consumer, Non-cyclical		13,941,030
Industrial - 1.2%
Union Pacific Corp.[1]	25,000	4,936,750
Caterpillar, Inc.	15,000	2,742,600
Total Industrial		7,679,350
Technology - 1.0%
Microsoft Corp.	15,000	3,479,400
NVIDIA Corp.	6,000	3,117,540
Total Technology		6,596,940
Energy - 0.9%
Valero Energy Corp.	60,000	3,385,800
ConocoPhillips	60,000	2,401,800
Total Energy		5,787,600
Communications - 0.6%
Alibaba Group Holding Ltd. ADR*	16,000	4,061,280
Total Common Stocks
(Cost $71,070,226)		77,016,948
CONVERTIBLE PREFERRED STOCKS† - 17.6%
Financial - 3.9%
Wells Fargo & Co., 7.50%[1]	6,000	8,679,000
KKR & Company, Inc., 6.00% due 09/15/23[1]	147,802	8,597,642
Bank of America Corp., 7.25%[1]	4,999	7,312,437
QTS Realty Trust, Inc., 6.50%[1]	7,844	1,147,970
Total Financial		25,737,049
Technology - 2.9%
Broadcom, Inc., 8.00% due 09/30/22[1]	7,756	11,391,625
Change Healthcare, Inc., 6.00% due 06/30/22[1]	99,769	8,063,330
Total Technology		19,454,955
Consumer, Non-cyclical - 2.8%
Boston Scientific Corp., 5.50% due 06/01/23[1]	59,855	6,539,757
Becton Dickinson and Co., 6.00% due 06/01/23[1]	75,329	4,239,516
Elanco Animal Health, Inc., 5.00% due 02/01/23[1]	72,714	3,357,206
Danaher Corp., 5.00% due 04/15/23[1]	2,281	3,128,620
Avantor, Inc., 6.25% due 05/15/22	11,070	1,025,193
Sabre Corp., 6.50% due 09/01/23[1]	2,855	410,520
Bunge Ltd., 4.88%[1]	2,941	318,657
Total Consumer, Non-cyclical		19,019,469
Industrial - 2.4%
Colfax Corp., 5.75% due 01/15/22[1]	37,319	5,750,111
Energizer Holdings, Inc., 7.50% due 01/15/22[1]	42,842	3,939,322
Stanley Black & Decker, Inc., 5.25% due 11/15/22[1]	26,803	2,920,723
Fortive Corp., 5.00% due 07/01/21[1]	3,000	2,891,359
II-VI, Inc., 6.00% due 07/01/23[1]	1,002	349,618
Total Industrial		15,851,133
Utilities - 1.9%
NextEra Energy, Inc.
5.28% due 03/01/23[1]	105,823	5,655,181
6.22% due 09/01/23[1]	65,148	3,467,177
American Electric Power Company, Inc., 6.13% due 08/15/23[1]	29,153	1,438,700
Dominion Energy, Inc., 7.25% due 06/01/22[1]	10,070	991,996
DTE Energy Co., 6.25% due 11/01/22[1]	19,716	914,428
Total Utilities		12,467,482
Basic Materials - 1.7%
ArcelorMittal S.A., 5.50% due 05/18/23[1]	141,078	7,329,002
International Flavors & Fragrances, Inc., 6.00% due 09/15/21[1]	102,038	4,286,616
Total Basic Materials		11,615,618
Consumer, Cyclical - 1.3%
Aptiv plc, 5.50% due 06/15/23[1]	53,718	8,392,306
Communications - 0.7%
2020 Cash Mandatory Exchangeable Trust, 5.25% due 06/01/23*,1,3	3,828	4,407,483
Total Convertible Preferred Stocks
(Cost $95,849,333)		116,945,495

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2021

	Shares	Value
MONEY MARKET FUND† - 5.8%
Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class, 0.03%[1,2]	38,876,553	$38,876,553
Total Money Market Fund
(Cost $38,876,553)		38,876,553

	Face
	Amount~
CONVERTIBLE BONDS†† - 72.3%
Technology - 18.8%
RingCentral, Inc.
due 03/01/25[1,3,4]	6,608,000	8,317,354
due 03/15/26[1,3,4]	1,500,000	1,733,041
Splunk, Inc.
1.13% due 06/15/27[1,3]	8,461,000	8,907,544
Akamai Technologies, Inc.
0.38% due 09/01/27[1]	5,193,000	5,986,823
0.13% due 05/01/25[1]	1,203,000	1,558,404
Silicon Laboratories, Inc.
0.63% due 06/15/25[1,3]	5,098,000	6,610,267
MongoDB, Inc.
0.25% due 01/15/26[1]	3,419,000	6,316,603
Coupa Software, Inc.
0.38% due 06/15/26[1,3]	4,844,000	6,276,960
LivePerson, Inc.
due 12/15/26[1,3,4]	5,475,000	6,127,315
Synaptics, Inc.
0.50% due 06/15/22[1]	3,829,000	5,335,417
Rapid7, Inc.
2.25% due 05/01/25[1,3]	3,050,000	4,851,330
Microchip Technology, Inc.
0.13% due 11/15/24[1]	2,461,000	2,791,377
1.63% due 02/15/27	1,005,000	2,011,768
Envestnet, Inc.
1.75% due 06/01/23[1]	3,041,000	3,894,675
0.75% due 08/15/25[1,3]	661,000	674,664
Inphi Corp.
0.75% due 04/15/25[1,3]	3,000,000	4,362,782
ON Semiconductor Corp.
1.63% due 10/15/23[1]	2,334,000	4,157,437
Workday, Inc.
0.25% due 10/01/22[1]	2,457,000	3,947,833
Lumentum Holdings, Inc.
0.50% due 12/15/26[1]	3,082,000	3,799,138
Zscaler, Inc.
0.13% due 07/01/25[1,3]	2,398,000	3,587,913
Zynga, Inc.
due 12/15/26[1,3,4]	1,900,000	2,033,000
0.25% due 06/01/24[1]	1,014,000	1,366,973
STMicroelectronics N.V.
due 08/04/27[4]	1,800,000	2,278,638
due 08/04/25[4]	600,000	758,676
Medallia, Inc.
0.13% due 09/15/25[1,3]	2,187,000	2,779,813
CyberArk Software Ltd.
due 11/15/24[1,4]	2,133,000	2,610,365
Pegasystems, Inc.
0.75% due 03/01/25[1,3]	2,000,000	2,346,250
Five9, Inc.
0.50% due 06/01/25[1,3]	1,340,000	1,891,333
RealPage, Inc.
1.50% due 05/15/25[1]	1,400,000	1,799,278
Atos SE
due 11/06/24[1,4]	EUR 1,200,000	1,797,887
Bill.com Holdings, Inc.
due 12/01/25[1,3,4]	1,621,000	1,775,657
Bentley Systems, Inc.
0.13% due 01/15/26[1,3]	1,731,000	1,742,731
Lenovo Group Ltd.
3.38% due 01/24/24	1,150,000	1,715,512
Nuance Communications, Inc.
1.25% due 04/01/25[1]	696,000	1,641,725
Datadog, Inc.
0.13% due 06/15/25[1,3]	1,163,000	1,576,592
Health Catalyst, Inc.
2.50% due 04/15/25[1,3]	693,000	1,242,514
Insight Enterprises, Inc.
0.75% due 02/15/25[1]	954,000	1,217,437
Teradyne, Inc.
1.25% due 12/15/23[1]	256,000	916,952
Mail.Ru Group Ltd.
1.63% due 10/01/25	800,000	806,864
Cloudflare, Inc.
0.75% due 05/15/25[1,3]	371,000	801,683
Xero Investments Ltd.
due 12/02/25[1,4]	609,000	626,509
Innolux Corp.
due 01/22/25[1,4]	400,000	528,600
Total Technology		125,503,634
Communications - 15.7%
Liberty Media Corp.
1.38% due 10/15/23[1]	3,283,000	4,034,137
2.75% due 12/01/49[3]	3,500,000	3,664,500
2.25% due 12/01/48[1,3]	2,181,000	2,498,164
0.50% due 12/01/50[3]	1,021,000	1,050,201
Palo Alto Networks, Inc.
0.38% due 06/01/25[1,3]	6,222,000	8,238,781
0.75% due 07/01/23[1]	1,794,000	2,548,116
Wayfair, Inc.
0.63% due 10/01/25[1,3]	7,630,000	7,813,281
1.00% due 08/15/26[1]	1,418,000	2,799,067
Booking Holdings, Inc.
0.75% due 05/01/25[1,3]	6,798,000	9,274,888
Viavi Solutions, Inc.
1.75% due 06/01/23[1]	3,000,000	3,802,899
1.00% due 03/01/24[1]	2,009,000	2,659,796
Uber Technologies, Inc.
due 12/15/25[1,3,4]	3,780,000	3,958,904
Trip.com Group Ltd.
1.50% due 07/01/27[1]	3,000,000	3,946,800
Proofpoint, Inc.
0.25% due 08/15/24[1]	3,534,000	3,874,417
Wix.com Ltd.
due 08/15/25[3,4]	3,716,000	3,813,910
Zillow Group, Inc.
1.50% due 07/01/23[1]	1,048,000	1,798,682
2.75% due 05/15/25[1]	685,000	1,436,788
Snap, Inc.
0.75% due 08/01/26[1]	1,346,000	3,224,754
Pinduoduo, Inc.
due 12/01/25[1,4]	2,669,000	3,215,686

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2021

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 72.3% (continued)
Communications - 15.7% (continued)
Shopify, Inc.
0.13% due 11/01/25[1]	2,432,000	$2,878,880
DISH Network Corp.
2.38% due 03/15/24[1]	1,998,000	1,832,064
3.38% due 08/15/26	1,057,000	977,294
Match Group Financeco 2, Inc.
0.88% due 06/15/26[1,3]	1,506,000	2,594,661
Zendesk, Inc.
0.63% due 06/15/25[1,3]	1,743,000	2,582,513
Okta, Inc.
0.38% due 06/15/26[1,3]	1,907,000	2,494,276
Etsy, Inc.
0.13% due 09/01/27[1,3]	1,722,000	2,292,887
Twitter, Inc.
0.25% due 06/15/24[1]	1,593,000	1,886,709
Lyft, Inc.
1.50% due 05/15/25[1,3]	1,353,000	1,874,305
Delivery Hero SE
0.88% due 07/15/25[1]	EUR 1,300,000	1,810,116
Nice Ltd.
due 09/15/25[1,3,4]	1,523,000	1,748,059
Yandex N.V.
0.75% due 03/03/25	1,400,000	1,704,360
RealReal, Inc.
3.00% due 06/15/25[1,3]	949,000	1,516,581
Bharti Airtel Ltd.
1.50% due 02/17/25	1,050,000	1,263,990
Kakao Corp.
due 04/28/23[4]	900,000	1,075,275
Liberty Broadband Corp.
1.25% due 09/30/50[1,3]	888,000	889,776
21Vianet Group, Inc.
due 02/01/26[1,3,4]	654,000	673,533
Fiverr International Ltd.
due 11/01/25[3,4]	214,000	270,820
Xiaomi Best Time International Ltd.
due 12/17/27[1,4]	200,000	217,700
Total Communications		104,237,570
Consumer, Non-cyclical - 13.7%
Square, Inc.
0.25% due 11/01/27[1,3]	5,182,000	5,872,718
0.13% due 03/01/25[1,3]	1,491,000	2,819,610
due 05/01/26[1,3,4]	1,154,000	1,298,326
Teladoc Health, Inc.
1.25% due 06/01/27[1,3]	6,630,000	9,389,737
DexCom, Inc.
0.25% due 11/15/25[1,3]	5,547,000	5,669,593
Jazz Investments I Ltd.
2.00% due 06/15/26[1,3]	4,156,000	5,275,169
Chegg, Inc.
due 09/01/26[1,3,4]	4,411,000	5,132,199
Exact Sciences Corp.
0.38% due 03/15/27[1]	3,155,000	4,530,775
Insulet Corp.
0.38% due 09/01/26[1]	2,505,000	3,453,019
Sarepta Therapeutics, Inc.
1.50% due 11/15/24[1]	2,293,000	3,380,042
Ligand Pharmaceuticals, Inc.
0.75% due 05/15/23[1]	3,000,000		3,182,354
Herbalife Nutrition Ltd.
2.63% due 03/15/24[1]	2,720,000		2,977,050
Shift4 Payments, Inc.
due 12/15/25[1,3,4]	2,308,000		2,652,567
Canopy Growth Corp.
4.25% due 07/15/23[1,3]	CAD 2,500,000		2,446,280
Guardant Health, Inc.
due 11/15/27[1,3,4]	1,703,000		2,274,829
Ionis Pharmaceuticals, Inc.
0.13% due 12/15/24[1]	2,065,000		2,174,200
Omnicell, Inc.
0.25% due 09/15/25[1,3]	1,521,000		2,045,745
Supernus Pharmaceuticals, Inc.
0.63% due 04/01/23[1]	2,000,000		1,977,967
BioMarin Pharmaceutical, Inc.
1.25% due 05/15/27[1,3]	1,822,000		1,913,441
Amadeus IT Group S.A.
1.50% due 04/09/25[1]	EUR 1,000,000		1,572,682
China Conch Venture
due 09/05/23[4]	HKD 10,000,000		1,501,512
ORPEA
0.38% due 05/17/27[1]	7,756	**	1,458,192
Stride, Inc.
1.13% due 09/01/27[1,3]	1,629,000		1,449,810
Integra LifeSciences Holdings Corp.
0.50% due 08/15/25[1,3]	1,232,000		1,387,986
Esperion Therapeutics, Inc.
4.00% due 11/15/25[1,3]	1,134,000		1,281,949
CONMED Corp.
2.63% due 02/01/24[1]	848,000		1,192,273
Sabre GLBL, Inc.
4.00% due 04/15/25[1,3]	718,000		1,190,436
ADM Ag Holding Ltd.
due 08/26/23[1,4]	1,000,000		1,182,872
Nexi SpA
1.75% due 04/24/27[1]	EUR 800,000		1,121,921
Bridgebio Pharma, Inc.
2.25% due 02/01/29[1,3]	1,149,000		1,116,009
NeoGenomics, Inc.
0.25% due 01/15/28[1]	1,017,000		1,097,179
Insmed, Inc.
1.75% due 01/15/25[1]	865,000		1,050,035
QIAGEN N.V.
1.00% due 11/13/24[1]	800,000		1,046,168
Repay Holdings Corp.
due 02/01/26[1,3,4]	1,031,000		1,034,171
Just Eat Takeaway.com N.V.
1.25% due 04/30/26[1]	EUR 700,000		973,360
Neurocrine Biosciences, Inc.
2.25% due 05/15/24[1]	607,000		913,629
Menicon Company Ltd.
due 01/29/25[1,4]	JPY 70,000,000		729,619
GN Store Nord A/S
due 05/21/24[1,4]	EUR 500,000		704,435

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2021

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 72.3% (continued)
Consumer, Non-cyclical - 13.7% (continued)
Ocado Group plc
0.75% due 01/18/27[1]	GBP 400,000	$699,513
Total Consumer, Non-cyclical		91,169,372
Consumer, Cyclical - 11.0%
Southwest Airlines Co.
1.25% due 05/01/25[1]	7,711,000	10,901,426
Royal Caribbean Cruises Ltd.
4.25% due 06/15/23[1,3]	7,760,000	9,464,124
2.88% due 11/15/23[1,3]	1,222,000	1,387,572
Burlington Stores, Inc.
2.25% due 04/15/25[1,3]	6,103,000	8,197,961
Tesla, Inc.
2.00% due 05/15/24[1]	627,000	8,008,613
NCL Corporation Ltd.
5.38% due 08/01/25[1,3]	4,298,000	6,657,602
Live Nation Entertainment, Inc.
2.00% due 02/15/25[1,3]	4,000,000	4,121,823
Carnival Corp.
5.75% due 04/01/23[3]	1,500,000	3,159,750
NIO, Inc.
0.50% due 02/01/27[1,3]	1,315,000	1,323,323
due 02/01/26[1,3,4]	1,241,000	1,281,858
Zhongsheng Group Holdings Ltd.
due 05/21/25[4]	HKD 13,000,000	2,092,698
Marriott Vacations Worldwide Corp.
1.50% due 09/15/22[1]	892,000	975,492
due 01/15/26[3,4]	831,000	839,310
Zalando SE
0.05% due 08/06/25[1]	EUR 1,000,000	1,615,537
ANLLIAN Capital Ltd.
due 02/05/25[1,4]	EUR 1,000,000	1,557,502
Harvest International Co.
due 11/21/22[4]	HKD 7,000,000	1,535,701
Huazhu Group Ltd.
3.00% due 05/01/26[1,3]	941,000	1,278,819
adidas AG
0.05% due 09/12/23[1]	EUR 800,000	1,177,564
Vail Resorts, Inc.
due 01/01/26[1,3,4]	1,142,000	1,156,275
National Vision Holdings, Inc.
2.50% due 05/15/25[1,3]	628,000	1,034,945
Deutsche Lufthansa AG
2.00% due 11/17/25[1]	EUR 700,000	955,756
Bloomin’ Brands, Inc.
5.00% due 05/01/25[1,3]	424,000	835,280
RH
due 09/15/24[1,3,4]	358,000	822,639
Singapore Airlines Ltd.
1.63% due 12/03/25	SGD 1,000,000	801,028
Sony Corp.
due 09/30/22[4]	JPY 40,000,000	770,715
Dufry One BV
1.00% due 05/04/23[1]	CHF 400,000	698,566
Air Canada
4.00% due 07/01/25[1,3]	469,000		639,013
Total Consumer, Cyclical			73,290,892
Industrial - 4.2%
KBR, Inc.
2.50% due 11/01/23[1]	3,283,000		4,306,886
Kaman Corp.
3.25% due 05/01/24	2,500,000		2,753,003
Scorpio Tankers, Inc.
3.00% due 05/15/22	2,793,000		2,716,036
Middleby Corp.
1.00% due 09/01/25[1,3]	1,950,000		2,458,219
Sika A.G.
0.15% due 06/05/25	CHF 1,420,000		2,173,649
Cellnex Telecom S.A.
1.50% due 01/16/26[1]	EUR 700,000		1,392,715
0.50% due 07/05/28[1]	EUR 400,000		633,796
Chart Industries, Inc.
1.00% due 11/15/24[1,3]	944,000		2,012,346
Safran S.A.
0.88% due 05/15/27[1]	9,870	**	1,595,327
Asia Cement Corp.
due 09/21/23[4]	1,227,000		1,506,143
Vinci S.A.
0.38% due 02/16/22[1]	1,200,000		1,327,002
MINEBEA MITSUMI, Inc.
due 08/03/22[1,4]	JPY 100,000,000		1,176,513
Taiwan Cement Corp.
due 12/10/23[4]	700,000		967,050
Zhen Ding Technology Holding Ltd.
due 06/30/25[1,4]	800,000		854,000
II-VI, Inc.
0.25% due 09/01/22[1]	414,000		761,366
Nagoya Railroad Company Ltd.
due 12/11/24[1,4]	JPY 60,000,000		618,081
Prysmian SpA
due 02/02/26[4]	EUR 400,000		488,732
Total Industrial			27,740,864
Energy - 3.5%
Pioneer Natural Resources Co.
0.25% due 05/15/25[1,3]	6,919,000		9,576,680
Sunrun, Inc.
due 02/01/26[1,3,4]	6,212,000		6,326,069
CNX Resources Corp.
2.25% due 05/01/26[1,3]	3,878,000		4,848,267
SolarEdge Technologies, Inc.
due 09/15/25[1,3,4]	855,000		1,136,722
RAG-Stiftung
due 06/17/26[1,4]	EUR 800,000		1,105,336
NextEra Energy Partners, LP
due 11/15/25[1,3,4]	477,000		550,163
Total Energy			23,543,237
Financial - 3.0%
Pebblebrook Hotel Trust
1.75% due 12/15/26[1]	2,747,000		2,936,766

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2021

	Face
	Amount~		Value
CONVERTIBLE BONDS†† - 72.3% (continued)
Financial - 3.0% (continued)
LendingTree, Inc.
0.50% due 07/15/25[1,3]	1,624,000		$1,674,120
0.63% due 06/01/22	756,000		1,227,028
JPMorgan Chase Bank North America
due 09/18/22[1,4]	EUR 1,100,000		1,630,016
0.13% due 01/01/23[1,3]	735,000		890,728
SBI Holdings, Inc.
due 07/25/25[1,4]	JPY 200,000,000		2,143,502
AXA S.A.
7.25% due 05/15/21[1,3]	1,776,000		2,010,390
Redfin Corp.
due 10/15/25[1,3,4]	1,178,000		1,448,677
Smart Insight International Ltd.
4.50% due 12/05/23	HKD 8,000,000		1,179,285
Deutsche Wohnen SE
0.33% due 07/26/24[1]	EUR 800,000		1,069,705
Summit Hotel Properties, Inc.
1.50% due 02/15/26[1]	1,077,000		1,064,877
LEG Immobilien AG
0.88% due 09/01/25[1]	EUR 600,000		878,052
ESR Cayman Ltd.
1.50% due 09/30/25[1]	714,000		800,215
Best Path Global Ltd.
due 05/18/21[4]	HKD 3,000,000		616,517
PRA Group, Inc.
3.50% due 06/01/23	281,000		287,238
Total Financial			19,857,116
Basic Materials - 1.5%
SSR Mining, Inc.
2.50% due 04/01/39[1]	3,333,000		4,280,822
Allegheny Technologies, Inc.
3.50% due 06/15/25[1,3]	3,000,000		4,161,131
Osisko Gold Royalties Ltd.
4.00% due 12/31/22	CAD 1,300,000		1,033,426
Brenntag Finance BV
1.88% due 12/02/22[1]	750,000		830,325
Total Basic Materials			10,305,704
Utilities - 0.9%
Electricite de France S.A.
due 09/14/24[1,4]	202,000	**	3,413,651
CenterPoint Energy, Inc.
4.57% due 09/15/29[1]	41,637	**	2,494,056
Total Utilities			5,907,707
Total Convertible Bonds
(Cost $397,368,402)			481,556,096
CORPORATE BONDS†† - 42.6%
Consumer, Cyclical - 9.3%
Ford Motor Co.
7.45% due 07/16/31[1]	4,055,000		5,187,866
QVC, Inc.
4.75% due 02/15/27[1]	3,154,000		3,387,396
Scientific Games International, Inc.
7.25% due 11/15/29[1,3]	2,886,000		3,114,542
Churchill Downs, Inc.
4.75% due 01/15/28[1,3]	1,479,000	1,541,584
5.50% due 04/01/27[1,3]	1,376,000	1,440,053
Hilton Domestic Operating Company, Inc.
4.88% due 01/15/30[1]	2,761,000	2,981,328
Royal Caribbean Cruises Ltd.
10.88% due 06/01/23[1,3]	2,586,000	2,920,564
Staples, Inc.
10.75% due 04/15/27[1,3]	2,983,000	2,896,791
Sally Holdings LLC / Sally Capital, Inc.
5.63% due 12/01/25[1]	2,635,000	2,715,697
99 Escrow Issuer, Inc.
7.50% due 01/15/26[1,3]	2,711,000	2,641,531
Wolverine World Wide, Inc.
5.00% due 09/01/26[1,3]	2,561,000	2,626,626
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50% due 02/15/23[1,3]	2,546,000	2,603,017
Hanesbrands, Inc.
5.38% due 05/15/25[1,3]	2,400,000	2,556,000
Delta Air Lines, Inc.
2.90% due 10/28/24[1]	2,584,000	2,539,616
Tenneco, Inc.
5.00% due 07/15/26[1]	1,688,000	1,560,345
7.88% due 01/15/29[1,3]	647,000	729,091
Cooper-Standard Automotive, Inc.
5.63% due 11/15/26[1,3]	2,506,000	2,287,477
American Airlines, Inc.
11.75% due 07/15/25[1,3]	1,937,000	2,250,019
Macy’s, Inc.
8.38% due 06/15/25[1,3]	1,898,000	2,104,768
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[1,3]	1,930,000	2,083,194
FirstCash, Inc.
4.63% due 09/01/28[1,3]	1,968,000	2,043,620
American Greetings Corp.
8.75% due 04/15/25[1,3]	1,931,000	1,991,141
Michaels Stores, Inc.
8.00% due 07/15/27[1,3]	1,815,000	1,948,203
Ford Motor Credit Company LLC
3.81% due 01/09/24[1]	1,792,000	1,854,720
NCL Corporation Ltd.
10.25% due 02/01/26[1,3]	1,291,000	1,494,332
Tempur Sealy International, Inc.
5.63% due 10/15/23[1]	1,110,000	1,126,650
Golden Nugget, Inc.
6.75% due 10/15/24[1,3]	641,000	643,276
Burlington Coat Factory Warehouse Corp.
6.25% due 04/15/25[1,3]	460,000	492,775

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2021

	Face
	Amount~	Value
CORPORATE BONDS†† - 42.6% (continued)
Consumer, Cyclical - 9.3% (continued)
PetSmart Inc.
4.75% due 02/15/28[3]	163,000	$165,852
Total Consumer, Cyclical		61,928,074
Communications - 7.3%
Twitter, Inc.
3.88% due 12/15/27[1,3]	4,000,000	4,214,840
Altice France Holding S.A.
10.50% due 05/15/27[1,3]	3,069,000	3,446,871
CSC Holdings LLC
6.50% due 02/01/29[1,3]	2,709,000	3,018,842
Photo Holdings Merger Sub, Inc.
8.50% due 10/01/26[1,3]	2,808,000	2,967,270
Hughes Satellite Systems Corp.
5.25% due 08/01/26[1]	1,955,000	2,173,813
6.63% due 08/01/26[1]	652,000	738,631
Embarq Corp.
8.00% due 06/01/36	2,306,000	2,838,283
Plantronics, Inc.
5.50% due 05/31/23[1,3]	2,733,000	2,751,762
Avaya, Inc.
6.13% due 09/15/28[1,3]	2,516,000	2,684,258
Entercom Media Corp.
6.50% due 05/01/27[1,3]	2,598,000	2,672,199
Nexstar Broadcasting, Inc.
4.75% due 11/01/28[1,3]	2,586,000	2,668,429
Beasley Mezzanine Holdings LLC
8.63% due 02/01/26[3]	2,608,000	2,627,560
VeriSign, Inc.
4.63% due 05/01/23[1]	2,554,000	2,577,127
Sprint Capital Corp.
6.88% due 11/15/28[1]	1,955,000	2,518,641
Match Group Holdings II LLC
4.63% due 06/01/28[1,3]	2,249,000	2,369,782
Meredith Corp.
6.88% due 02/01/26[1]	2,335,000	2,365,413
MDC Partners, Inc.
7.50% due 05/01/24[1,3]	2,283,000	2,332,107
Urban One, Inc.
7.38% due 02/01/28[1,3]	1,956,000	1,994,553
Sirius XM Radio, Inc.
5.50% due 07/01/29[1,3]	1,392,000	1,520,335
Scripps Escrow II, Inc.
3.88% due 01/15/29[1,3]	325,000	325,609
5.38% due 01/15/31[1,3]	162,000	163,924
Total Communications		48,970,249
Energy - 7.3%
Occidental Petroleum Corp.
3.40% due 04/15/26[1]	7,361,000	7,119,412
6.13% due 01/01/31[1]	1,955,000	2,147,421
Parkland Corp.
5.88% due 07/15/27[1,3]	3,040,000	3,258,500
Genesis Energy Limited Partnership / Genesis Energy Finance Corp.
7.75% due 02/01/28[1]	3,148,000	2,923,705
8.00% due 01/15/27[1]	162,000	154,204
Indigo Natural Resources LLC
5.38% due 02/01/29[3]	2,933,000	2,903,670
Endeavor Energy Resources Limited Partnership / EER Finance, Inc.
6.63% due 07/15/25[1,3]	2,672,000	2,858,198
Hilcorp Energy I Limited Partnership / Hilcorp Finance Co.
6.25% due 11/01/28[1,3]	1,948,000	2,061,880
6.00% due 02/01/31[1,3]	326,000	331,501
5.75% due 02/01/29[1,3]	326,000	329,121
Tallgrass Energy Partners Limited Partnership / Tallgrass Energy Finance Corp.
6.00% due 03/01/27[1,3]	2,672,000	2,705,400
Comstock Resources, Inc.
9.75% due 08/15/26[1]	2,495,000	2,660,294
PBF Holding Company LLC / PBF Finance Corp.
9.25% due 05/15/25[1,3]	2,607,000	2,518,558
ChampionX Corp.
6.38% due 05/01/26[1]	2,217,000	2,333,526
Harvest Midstream I, LP
7.50% due 09/01/28[1,3]	2,202,000	2,318,155
Ovintiv, Inc.
7.38% due 11/01/31[1]	1,614,000	2,056,981
Aethon United BR Limited Partnership / Aethon United Finance Corp.
8.25% due 02/15/26[3]	1,956,000	2,004,900
Apache Corp.
4.88% due 11/15/27[1]	1,931,000	1,986,999
Calumet Specialty Products Partners Limited Partnership / Calumet Finance Corp.
11.00% due 04/15/25[3]	1,971,000	1,956,198
Alliance Resource Operating Partners Limited Partnership / Alliance Resource Finance Corp.
7.50% due 05/01/25[3]	1,757,000	1,552,749
PBF Logistics Limited Partnership / PBF Logistics Finance Corp.
6.88% due 05/15/23[1]	1,536,000	1,448,640
Laredo Petroleum, Inc.
10.13% due 01/15/28[1]	652,000	568,544
9.50% due 01/15/25[1]	652,000	562,233
Total Energy		48,760,789
Consumer, Non-cyclical - 6.6%
Land O’Lakes Capital Trust I
7.45% due 03/15/28[1,3]	3,402,000	4,031,370
HCA, Inc.
5.63% due 09/01/28[1]	1,940,000	2,275,513
7.69% due 06/15/25[1]	1,112,000	1,342,623
Tenet Healthcare Corp.
5.13% due 11/01/27[1,3]	3,378,000	3,572,235

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2021

	Face
	Amount~	Value
CORPORATE BONDS†† - 42.6% (continued)
Consumer, Non-cyclical - 6.6% (continued)
Horizon Therapeutics USA, Inc.
5.50% due 08/01/27[1,3]	3,230,000	$3,445,409
Bausch Health Companies, Inc.
7.25% due 05/30/29[1,3]	2,920,000	3,260,720
HLF Financing SARL LLC / Herbalife International, Inc.
7.25% due 08/15/26[1,3]	2,776,000	2,935,620
Herbalife Nutrition Ltd. / HLF Financing, Inc.
7.88% due 09/01/25[1,3]	2,635,000	2,875,444
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics S.A.
7.25% due 02/01/28[1,3]	2,623,000	2,811,528
Brink’s Co.
4.63% due 10/15/27[1,3]	2,665,000	2,785,005
MEDNAX, Inc.
6.25% due 01/15/27[1,3]	2,573,000	2,756,378
ASGN, Inc.
4.63% due 05/15/28[1,3]	2,608,000	2,700,871
Emergent BioSolutions, Inc.
3.88% due 08/15/28[1,3]	2,382,000	2,449,685
United Natural Foods, Inc.
6.75% due 10/15/28[1,3]	2,262,000	2,395,345
Korn Ferry
4.63% due 12/15/27[1,3]	2,109,000	2,225,522
Nielsen Finance LLC / Nielsen Finance Co.
5.63% due 10/01/28[1,3]	1,931,000	2,070,611
Total Consumer, Non-cyclical		43,933,879
Financial - 3.1%
Iron Mountain, Inc.
5.25% due 07/15/30[1,3]	3,218,000	3,423,147
NMI Holdings, Inc.
7.38% due 06/01/25[1,3]	2,972,000	3,347,794
OneMain Finance Corp.
6.63% due 01/15/28[1]	2,618,000	3,060,939
Advisor Group Holdings, Inc.
10.75% due 08/01/27[1,3]	2,510,000	2,793,467
Credit Acceptance Corp.
6.63% due 03/15/26[1]	2,512,000	2,672,140
GMAC, Inc.
8.00% due 11/01/31[1]	1,764,000	2,560,165
Radian Group, Inc.
4.88% due 03/15/27[1]	1,647,000	1,780,819
AG Issuer LLC
6.25% due 03/01/28[1,3]	764,000	800,206
Total Financial		20,438,677
Basic Materials - 3.1%
Alcoa Nederland Holding BV
6.75% due 09/30/24[1,3]	4,000,000	4,157,500
Commercial Metals Co.
4.88% due 05/15/23[1]	3,000,000	3,168,435
First Quantum Minerals Ltd.
6.88% due 10/15/27[3]	2,837,000	3,063,761
Valvoline, Inc.
4.25% due 02/15/30[3]	2,818,000	2,949,037
Compass Minerals International, Inc.
6.75% due 12/01/27[1,3]	2,141,000	2,299,841
Ingevity Corp.
3.88% due 11/01/28[1,3]	2,223,000	2,232,970
Alcoa Nederland Holding B.V.
5.50% due 12/15/27[1,3]	1,976,000	2,129,397
Infrabuild Australia PTY
12.00% due 10/01/24[3]	386,000	411,329
Total Basic Materials		20,412,270
Technology - 2.9%
Seagate HDD Cayman
5.75% due 12/01/34[1]	3,272,000	3,879,365
Amkor Technology, Inc.
6.63% due 09/15/27[1,3]	3,000,000	3,270,000
Unisys Corp.
6.88% due 11/01/27[1,3]	2,896,000	3,214,560
CDK Global, Inc.
4.88% due 06/01/27[1]	2,570,000	2,706,519
ams AG
7.00% due 07/31/25[1,3]	2,447,000	2,693,229
Everi Payments, Inc.
7.50% due 12/15/25[1,3]	2,530,000	2,621,447
Alteryx, Inc.
1.00% due 08/01/26[1]	1,036,000	1,111,456
Total Technology		19,496,576
Industrial - 1.6%
MasTec, Inc.
4.50% due 08/15/28[1,3]	3,268,000	3,446,269
EnerSys
4.38% due 12/15/27[1,3]	2,720,000	2,901,016
GFL Environmental, Inc.
3.50% due 09/01/28[1,3]	2,598,000	2,568,773
Watco Companies LLC / Watco Finance Corp.
6.50% due 06/15/27[1,3]	1,619,000	1,739,413
Total Industrial		10,655,471
Utilities - 1.2%
NRG Energy, Inc.
5.25% due 06/15/29[1,3]	2,598,000	2,863,814
Talen Energy Supply LLC
7.25% due 05/15/27[1,3]	2,248,000	2,381,059
7.63% due 06/01/28[1,3]	333,000	359,432
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.75% due 05/20/27[1]	2,230,000	2,542,356
Total Utilities		8,146,661
Diversified - 0.2%
VistaJet Malta Finance plc / XO Management Holding, Inc.
10.50% due 06/01/24[1,3]	1,294,000	1,326,350
Total Corporate Bonds
(Cost $268,428,320)		284,068,996

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2021

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,5 - 0.4%
Consumer, Cyclical - 0.4%
Intrawest Resorts Holdings, Inc.
2.90% (1 Month USD LIBOR + 2.75%, Rate Floor: 0.00%) due 07/31/24	2,369,852	$2,361,344
Total Senior Floating Rate Interests
(Cost $2,367,515)		2,361,344
Total Investments - 150.3%
(Cost $873,960,349)	$1,000,825,432
Other Assets & Liabilities, net - (50.3)%	(334,794,274)
Total Net Assets - 100.0%	$666,031,158

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Bank of New York Mellon	577,621,600	JPY	03/11/21	$5,557,368	$5,519,196	$38,172
Bank of New York Mellon	2,516,960	CHF	03/11/21	2,842,099	2,832,530	9,569
Bank of New York Mellon	72,451,530	HKD	03/11/21	9,345,676	9,344,355	1,321
Bank of New York Mellon	1,083,340	SGD	03/11/21	811,070	816,297	(5,227)
Bank of New York Mellon	3,806,916	CAD	03/11/21	2,973,363	2,980,396	(7,033)
Bank of New York Mellon	23,710,485	EUR	03/11/21	28,808,373	28,830,486	(22,113)
Bank of New York Mellon	964,926	GBP	03/11/21	1,299,360	1,325,307	(25,947)
						$(11,258)

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Bank of New York Mellon	516,147	GBP	03/11/21	$686,397	$708,917	$22,520
Bank of New York Mellon	1,222,528	EUR	03/11/21	1,486,582	1,486,519	(63)
Bank of New York Mellon	17,680,490	HKD	03/11/21	2,280,492	2,280,322	(170)
						$22,287

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Represents shares.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1
All or a portion of these securities have been physically segregated in connection with the borrowings and reverse repurchase agreements. As of January 31, 2021, the total value of securities segregated was $826,434,022.

2	Rate indicated is the 7-day yield as of January 31, 2021.
3
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $461,281,828 (cost $411,517,531), or 69.3% of total net assets.

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2021

4	Zero coupon rate security.
5
Variable rate security. Rate indicated is the rate effective at January 31, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

ADR — American Depositary Receipt
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
JPY — Japanese Yen
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SGD — Singapore Dollar

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at January 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$77,016,948	$—	$—	$77,016,948
Convertible Preferred Stocks	116,945,495	—	—	116,945,495
Money Market Fund	38,876,553	—	—	38,876,553
Convertible Bonds	—	481,556,096	—	481,556,096
Corporate Bonds	—	284,068,996	—	284,068,996
Senior Floating Rate Interests	—	2,361,344	—	2,361,344
Forward Foreign Currency Exchange Contracts**	—	71,582	—	71,582
Total Assets	$232,838,996	$768,058,018	$—	$1,000,897,014

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$60,553	$—	$60,553

** This derivative is reported as unrealized appreciation/depreciation at period end.

Please refer to the detailed portfolio for the breakdown of investment type by industry category.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $156,030,060 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The Fund did not hold any Level 3 securities during the period ended January 31, 2021.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2021

Note 1 – Organization and Significant Accounting Policies
Organization
Advent Convertible and Income Fund (the “Fund”) was organized as a Delaware statutory trust on February 19, 2003. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. The Fund pursues its investment objective by investing at least 80% of its managed assets in a diversified portfolio of convertible securities and non-convertible income producing securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies
The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments
The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund’s securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Securities listed on an exchange or on an over-the-counter market will be valued at the last reported sale price on the primary exchange or market on which they are traded; provided, however, that securities listed on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market system will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.

Equity securities that are traded on an exchange or on the over-the-counter market and for which there are no transactions on a given day are valued at the mean of the closing bid and asked prices.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading,

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2021

closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee is authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Debt securities are valued based on prices provided by independent pricing services or, if not available or if Advent Capital Management, LLC (“Advent” or the “Investment Adviser”) considers that price to not represent fair value, by dealers using the mean of the closing bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing services or dealers may utilize proprietary valuation models which may, for example, consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term debt securities with remaining maturities of 60 days or less at the time of valuation are valued at amortized cost, which approximates market value. Short-term debt securities which have a term-to-maturity greater than 60 days from the date of purchase are valued at their current market quotations until maturity or disposition. Convertible securities are valued in the same manner as debt securities. Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Valuation Committee.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options are valued using a price provided by an independent pricing service.

Forward foreign currency exchange contracts are valued by pricing services or, if not available or if Advent considers that price to not represent fair value, by dealers using the mid price. Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Advent, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

Note 2 – Financial Instruments and Derivatives
As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund utilized derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2021

Options Purchased and Written
A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Fund monitors the counterparty credit risk.

Reverse Repurchase Agreements
The Fund may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the market value of the Fund’s assets.

Note 3 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2021

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2, as indicated in this report.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information
The Fund intends to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Fund avoids a 4% federal excise tax that is assessed on the amount of the under distribution.

At January 31, 2021, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$875,906,048	$128,995,430	$(4,065,017)	$124,930,413

Note 5 – COVID-19 and Recent Developments
The global ongoing crisis caused by the outbreak of COVID-19 is causing materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, and adversely impacting local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions all over the world, the Fund’s investments and a shareholder’s investment in the Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Fund, the Fund, its service providers, the markets in which it invests and market intermediaries are also impacted by quarantines and similar measures intended to contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational risks.

OTHER INFORMATION (Unaudited)	January 31, 2021

Sector Classification
Information in the Schedule of Investments is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. The Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Fund usually classifies sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.